DEBT (Details)	1 Months Ended
	Apr. 30, 2016 USD ($) vessel	Sep. 30, 2020 USD ($)	May 05, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Short-term Debt [Line Items]
Total long-term debt outstanding		$ 1,146,000,000.0		$ 1,216,900,000
Deferred financing costs		6,500,000		6,000,000.0
Senior Secured Credit Facility | $800 Million Facility
Short-term Debt [Line Items]
Debt instrument, face amount	$ 800,000,000.0
Number of vessels as collateral | vessel	7
Debt instrument, term	5 years
Restricted cash and cash equivalents		18,200,000		23,600,000
Senior Secured Credit Facility | Line of Credit
Short-term Debt [Line Items]
Debt instrument, balloon payment to be paid	$ 378,000,000.0
Senior Secured Credit Facility | Line of Credit | $800 Million Facility | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate	2.50%
Norwegian Bond Amendments
Short-term Debt [Line Items]
Dividends payable, amount per share, allowable under bond amendment | $ / shares			$ 0.0808
Norwegian Bond Amendments | Extended Bonds
Short-term Debt [Line Items]
Debt instrument, allowable amount under bond amendment			$ 25,000,000.0
$800 Million Facility
Short-term Debt [Line Items]
Long-term debt, gross		$ 529,000,000.0		$ 568,000,000.0